Condensed consolidating financial information - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Registered RAI and Lorillard Bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
RAI unsecured notes	$ 10,300.0	$ 11,000.0
Lorillard unsecured notes	149.5	231.0
Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Bonds Issued, registered portion	$ 14,960.0	$ 17,200.0
Bonds Issued, registered portion percentage	99.70%	99.70%
Bonds issued	$ 15,000.0
Registered B A T C A P Bonds In Connection With Shelf Registration Statement On Form F3
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Bonds issued	$ 3,500.0